Supplemental balance sheet information (other) (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Dec. 31, 2010
Other non-current assets [Abstract]
Contract acquisition costs	$ 57,364		$ 55,159
Deferred advertising costs	15,465				15,832
Other	27,970				20,939
Other non-current assets	100,799				94,247
Contract acquisition costs [Abstract]
Balance, beginning of year	57,476		45,701
Additions	12,880	[1]	24,388	[1]
Amortization	(12,737)		(14,696)
Write-offs	0		(234)
Other	(255)		0
Balance, end of period	57,364		55,159
Contract acquisition payments	9,998		13,837
Accrued liabilities [Abstract]
Funds held for customers	34,100				35,475
Employee profit sharing/cash bonus and pension	21,138				34,109
Customer rebates	19,896				19,201
Contract acquisition costs due within one year	13,518				8,550
Interest	13,241				5,227
Wages, including vacation	9,215				5,898
Restructuring due within one year (see Note 9)	5,692				6,435
Other	29,594				29,139
Accrued liabilities	$ 146,394				$ 144,034

[1]	Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were $9,998 for the nine months ended September 30, 2011 and $13,837 for the nine months ended September 30, 2010.